Subsequent events (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2019 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared | ¥			¥ 0	¥ 0
Event After Reporting Date
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share | $ / shares		$ 0.156
Dividends declared	¥ 306,256,000	$ 47,178,000